FINANCIAL DEBT WITH THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [text block]
	Thousands of U.S. dollars
	2018	2019
Senior Secured Notes	390,507	490,012
Brazilian bonds—Debentures	11,163	-
Bank borrowing	4,387	748
Lease liabilities	2,369	142,738
Total non-current	408,426	633,498
Senior Secured Notes	9,528	11,910
Brazilian bonds—Debentures	3,545	-
Bank borrowing	35,111	23,180
Lease liabilities	3,158	52,027
Total current	51,342	87,117
TOTAL DEBT WITH THIRD PARTIES	459,768	720,615

Disclosure of detailed information about borrowings [text block]
2017	Thousands of U.S. dollars
	December 31, 2016	Cash flows from/(used in financing activities)		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2017
		New borrowing	Amortization

Senior Secured Notes	303,350	400,000	(300,000)	-	23,609	(23,361)	(5,252)	-	398,346
Brazilian bonds - Debentures	156,596	22,320	(162,591)	-	15,373	(15,331)	837	3,851	21,055
Lease liabilities	3,636	-	(2,816)	10,302	425	(425)	-	(624)	10,498
Other borrowings	71,353	52,145	(69,053)	-	5,485	(5,051)	-	1,513	56,392
Total	534,935	474,465	(534,460)	10,302	44,892	(44,168)	(4,415)	4,740	486,291

2018	Thousands of U.S. dollars
	December 31, 2017	Cash flows from/(used in financing activities)		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2018
		New borrowing	Amortization

Senior Secured Notes	398,346	-	-	-	24,500	(24,500)	2,245	(556)	400,035
Brazilian bonds - Debentures	21,055	-	(3,543)	-	1,809	(1,920)	(118)	(2,575)	14,708
Lease liabilities	10,498	-	(4,221)	-	856	(856)	-	(750)	5,527
Other borrowings	56,392	58,462	(73,911)	-	3,491	(6,283)	-	1,347	39,498
Total	486,291	58,462	(81,675)	-	30,656	(33,559)	2,127	(2,534)	459,768

2019	Thousands of U.S. dollars
	December 31, 2018	Cash flows from/(used in financing activities)		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2019
		New borrowing	Amortization

Senior Secured Notes	400,035	100,170	-	-	29,779	(27,563)	(499)	-	501,922
Brazilian Debentures	14,708	-	(14,513)	-	441	(676)	(295)	335	-
Lease liabilities	5,527	-	(56,088)	211,981	18,307	(812)	-	15,850	194,765
Other borrowings	39,498	73,547	(86,966)	-	2,728	(2,258)	-	(2,621)	23,928
Total	459,768	173,717	(157,567)	211,981	51,255	(31,309)	(794)	13,564	720,615

Disclosure of financial instruments by type of interest rate [text block]

Tranche	Interest Rate
Tranche A	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP) plus 2.5% per annum
Tranche B	SELIC Rate plus 2.5% per annum
Tranche C	4.0% per year
Tranche D	6.0% per year
Tranche E	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP)

	(Thousands of U.S. dollars)
Date	Tranche A	Tranche B	Tranche C	Tranche D	Tranche E	Total
March 27, 2014	11,100	5,480	7,672	548	-	24,800
April 16, 2014	4,714	2,357	3,300	236	-	10,607
July 16, 2014	-	-	-	-	270	270
August 13, 2014	27,584	3,013	4,430	477	-	35,504
Subtotal 2014	43,398	10,850	15,402	1,261	270	71,181
March 26, 2015	5,753	1,438	2,042	167	-	9,400
April 17, 2015	12,022	3,006	4,266	349	-	19,643
December 21, 2015	7,250	1,807	-	-	177	9,234
Subtotal 2015	25,025	6,251	6,308	516	177	38,277
October 27, 2016	-	-	-	-	242	242
Subtotal 2016	-	-	-	-	242	242
Total	68,423	17,101	21,710	1,777	689	109,700